ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Expenses and Other Current Liabilities

	As of December 31,
	2012	2013

Employee payroll and welfare payable	$18,931	$25,497
Other taxes payable (i)	4,036	3,749
Accrued reimbursable operating costs (ii)	3,951	7,321
Accrued rental	1,192	1,867
Accrued professional fee	2,694	6,349
Payable for purchase of property and equipment	831	7,455
Other payable	1,204	3,218

Total	$32,839	$55,456

(i)	Other taxes payable included payable of VAT, business tax, and withholding individual income tax.
(ii)	Accrued reimbursable operating costs represent the outstanding amounts claimed by employees for business operations.